PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

10. PROPERTY, PLANT AND EQUIPMENT

Details of the Group’s property, plant and equipment are as follows:

$	IT equipment	Total
Cost
At 1 April 2025	10,500	10,500
Additions	6,080	6,080
Disposals	(1,679)	(1,679)
Foreign exchange	104	104

At March 31, 2026	15,005	15,005

Depreciation
At 1 April 2025	8,465	8,465
Charge in year	1,820	1,820
Write Off Disposals	(1,679)	(1,679)
Foreign exchange	88	88
At March 31, 2026	8,694	8,694
Net Book Value as at March 31, 2026	6,311	6,311

$	IT equipment	Total
Cost
At April 1, 2024	10,467	10,467
Additions	1,208	1,208
Disposals	(1,290)	(1,290)
Foreign exchange	115	115
At March 31, 2025	10,500	10,500

Depreciation
At April 1, 2024	7,117	7,117
Charge in year	2,563	2,563
Write Off Disposals	(1,290)	(1,290)
Foreign exchange	75	75
At March 31, 2025	8,465	8,465
Net Book Value as at March 31, 2025	2,035	2,035

The Group’s property, plant and equipment is located in the following operating segments:

Group	Net Book Value March 31 2026
	$
UK		-
US		6,311
Total		6,311

Group	Net Book Value March 31 2025
	$
UK		647
US		1,388
Total		2,035